Operating segments - Summary of Revenue from Sales Based on Destination (Parenthetical) (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Geographical Areas [Line Items]
Property plant and equipment	$ 46,913,688	$ 60,028,574
Goodwill	31,974,526	42,333,174
CANADA
Disclosure Of Geographical Areas [Line Items]
Property plant and equipment	44,776,974	54,212,677
Intangible assets	4,764,744	6,196,787
Goodwill	3,283,626	3,283,626
UNITED STATES
Disclosure Of Geographical Areas [Line Items]
Property plant and equipment	2,136,714	5,815,897
Intangible assets	27,842,225	19,321,500
Goodwill	$ 28,690,900	$ 39,049,548